SHARE CAPITAL (Schedule of Stock Options Weighted Average Assumptions) (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2020 years $ / shares	Dec. 31, 2019 years $ / shares	Dec. 31, 2018 years $ / shares
Disclosure of classes of share capital [line items]
Share price at grant date	$ 0	$ 0	$ 0.22
Exercise price	$ 0	$ 0	$ 0.23
Expected life (in years) | years	0	0	5
Expected volatility, share options granted	0.00%	0.00%	202.00%
Risk free interest rate, share options granted	0.00%	0.00%	2.07%
Expected dividend as percentage, share options granted	0.00%	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%	0.00%